GENERAL (Useful Life Of Acquired Intangible Assets) (Details) (Ultrashape [Member])	1 Months Ended
Feb. 13, 2012
Developed Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of acquired intangible assets	6 years
Customer Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of acquired intangible assets	8 years